Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		5 Months Ended	6 Months Ended		8 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies (Details) [Line Items]
Annual gross revenue	$ 1,235,000,000			$ 1,235,000,000				$ 1,235,000,000
Non-affiliates exceeds								700,000,000
Non-convertible debt securities	1,000,000,000			1,000,000,000				1,000,000,000
Cash	$ 1,201,271			1,201,271			$ 841,226	195,339	$ 841,226
Amount withdrew from trust account to pay taxes				$ 2,951,390	$ 0			0
Working capital								1,240,000
Accrued deferred underwriters fees								6,037,500
Derivative warrant liabilities			$ 290,432			$ 39,187	$ 329,619
Purchase an aggregate of shares (in Shares)				11,450,000				11,450,000
Federal depository insurance coverage				$ 250,000				$ 250,000
Non-affiliates exceeds				700,000,000
Underwriters cash fee				$ 3,450,000
Deferred fee per unit (in Dollars per share)				$ 0.35
Deferred fee				$ 6,037,500
Effective tax rate	(8.06%)	0.68%		(12.55%)	0.29%			8.35%	0.00%
Statutory tax rate				21.00%	21.00%			21.00%	21.00%
Initial Public Offering [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Underwriters cash fee								$ 3,450,000
Class A Common Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock shares (in Shares)	17,250,000			17,250,000			17,250,000	17,250,000	17,250,000
Offering costs								$ 9,618,180
Offering costs				$ 9,618,180